UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	6/30/2011

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 2.8%
56,284	Boeing Co. (The)	$ 4,161,076
29,212	General Dynamics Corp.	2,176,878
9,899	Goodrich Corp.	945,355
59,815	Honeywell International, Inc.	3,564,376
14,272	ITT Corp.(a)	841,049
9,000	L-3 Communications Holdings, Inc.	787,050
22,156	Lockheed Martin Corp.	1,793,971
22,848	Northrop Grumman Corp.	1,584,509
11,100	Precision Castparts Corp.	1,827,615
29,044	Raytheon Co.	1,447,843
11,563	Rockwell Collins, Inc.	713,322
14,934	Textron, Inc.	352,592
72,040	United Technologies Corp.	6,376,260

		26,571,896

Air Freight & Logistics — 1.0%
12,600	C.H. Robinson Worldwide, Inc.	993,384
16,500	Expeditors International of Washington, Inc.	844,635
24,216	FedEx Corp.	2,296,888
77,200	United Parcel Service, Inc. (Class B Stock)	5,630,196

		9,765,103

Airlines — 0.1%
56,774	Southwest Airlines Co.	648,359

Auto Components — 0.3%
18,171	Goodyear Tire & Rubber Co. (The)(b)	304,728
51,756	Johnson Controls, Inc.	2,156,155

		2,460,883

Automobiles — 0.5%
293,138	Ford Motor Co.(a)(b)	4,042,373
19,300	Harley-Davidson, Inc.	790,721

		4,833,094

Beverages — 2.4%
8,020	Brown-Forman Corp. (Class B Stock)	599,014
177,032	Coca-Cola Co. (The)	11,912,483
26,200	Coca-Cola Enterprises, Inc.	764,516
12,600	Constellation Brands, Inc. (Class A Stock)(b)	262,332
17,300	Dr Pepper Snapple Group, Inc.	725,389
12,494	Molson Coors Brewing Co. (Class B Stock)	558,982

122,851	PepsiCo, Inc.	8,652,396

		23,475,112

Biotechnology — 1.2%
72,604	Amgen, Inc.(b)	4,236,443
18,320	Biogen Idec, Inc.(b)	1,958,775
36,200	Celgene Corp.(b)	2,183,584
5,800	Cephalon, Inc.(a)(b)	463,420
60,500	Gilead Sciences, Inc.(b)	2,505,305

		11,347,527

Building Products
20,126	Masco Corp.	242,116

Capital Markets — 2.2%
18,871	Ameriprise Financial, Inc.	1,088,479
97,638	Bank of New York Mellon Corp. (The)	2,501,486
7,300	BlackRock, Inc.	1,400,213
75,511	Charles Schwab Corp. (The)(a)	1,242,156
15,420	E*Trade Financial Corp.(b)	212,796
7,100	Federated Investors, Inc. (Class B Stock)(a)	169,264
11,314	Franklin Resources, Inc.	1,485,415
40,700	Goldman Sachs Group, Inc. (The)	5,416,763
35,100	Invesco Ltd.	821,340
14,500	Janus Capital Group, Inc.	136,880
11,000	Legg Mason, Inc.	360,360
120,136	Morgan Stanley	2,764,329
17,662	Northern Trust Corp.	811,745
39,562	State Street Corp.	1,783,851
20,000	T. Rowe Price Group, Inc.	1,206,800

		21,401,877

Chemicals — 2.1%
16,632	Air Products & Chemicals, Inc.	1,589,687
6,200	Airgas, Inc.	434,248
5,300	CF Industries Holdings, Inc.	750,851
90,336	Dow Chemical Co. (The)	3,252,096
71,544	E.I. du Pont de Nemours & Co.	3,866,953
5,093	Eastman Chemical Co.	519,843
17,882	Ecolab, Inc.	1,008,187
6,100	FMC Corp.	524,722
6,075	International Flavors & Fragrances, Inc.	390,258
42,184	Monsanto Co.	3,060,027
13,074	PPG Industries, Inc.	1,186,988
23,458	Praxair, Inc.	2,542,613
6,916	Sherwin-Williams Co. (The)	580,045
8,832	Sigma-Aldrich Corp.	648,092

		20,354,610

Commercial Banks — 2.6%
53,658	BB&T Corp.(a)	1,440,181
13,961	Comerica, Inc.	482,632
74,073	Fifth Third Bancorp	944,431
17,843	First Horizon National Corp.	170,222
65,029	Huntington Bancshares, Inc.	426,590
69,635	KeyCorp	580,060
9,600	M&T Bank Corp.(a)	844,320
38,099	Marshall & Ilsley Corp.	303,649
40,902	PNC Financial Services Group, Inc.	2,438,168
101,674	Regions Financial Corp.	630,379
41,483	SunTrust Banks, Inc.	1,070,261
149,195	U.S. Bancorp	3,805,964
412,016	Wells Fargo & Co.	11,561,169
13,700	Zions Bancorporation(a)	328,937

		25,026,963

Commercial Services & Supplies — 0.5%
9,468	Avery Dennison Corp.	365,749
10,300	Cintas Corp.(a)	340,209
12,300	Iron Mountain, Inc.	419,307
15,525	Pitney Bowes, Inc.(a)	356,920
18,040	R.R. Donnelley & Sons Co.	353,764
25,375	Republic Services, Inc.	782,819
6,000	Stericycle, Inc.(b)	534,720
36,913	Waste Management, Inc.	1,375,747

		4,529,235

Communications Equipment — 1.9%
426,744	Cisco Systems, Inc.	6,661,474
6,300	F5 Networks, Inc.(b)	694,575
10,600	Harris Corp.	477,636
13,987	JDS Uniphase Corp.(b)	233,023
40,900	Juniper Networks, Inc.(b)	1,288,350
22,326	Motorola Mobility Holdings, Inc.(b)	492,065
25,516	Motorola Solutions, Inc.(b)	1,174,757
129,100	QUALCOMM, Inc.	7,331,589
26,994	Tellabs, Inc.	124,442

		18,477,911

Computers & Peripherals — 4.1%
71,624	Apple, Inc.(b)	24,042,028
129,540	Dell, Inc.(b)	2,159,432
160,004	EMC Corp.(b)	4,408,110
165,302	Hewlett-Packard Co.	6,016,993
6,552	Lexmark International, Inc. (Class A Stock)(b)	191,711
27,300	NetApp, Inc.(a)(b)	1,440,894
18,300	SanDisk Corp.(b)	759,450
18,700	Western Digital Corp.(b)	680,306

		39,698,924

Construction & Engineering — 0.2%
13,974	Fluor Corp.	903,559
9,800	Jacobs Engineering Group, Inc.(b)	423,850
10,800	Quanta Services, Inc.(b)	218,160

		1,545,569

Construction Materials
8,600	Vulcan Materials Co.(a)	331,358

Consumer Finance — 0.8%
81,059	American Express Co.	4,190,750
35,666	Capital One Financial Corp.	1,842,862
43,918	Discover Financial Services	1,174,807
40,692	SLM Corp.	684,033

		7,892,452

Containers & Packaging — 0.1%
13,864	Ball Corp.	533,209
7,010	Bemis Co., Inc.	236,798
12,900	Owens-Illinois, Inc.(b)	332,949
12,336	Sealed Air Corp.	293,474

		1,396,430

Distributors — 0.1%
13,099	Genuine Parts Co.(a)	712,586

Diversified Consumer Services — 0.1%
9,800	Apollo Group, Inc. (Class A Stock)(b)	428,064
4,700	DeVry, Inc.	277,911
22,920	H&R Block, Inc.	367,637

		1,073,612

Diversified Financial Services — 3.6%
782,595	Bank of America Corp.	8,577,241
226,515	Citigroup, Inc.	9,432,085
5,190	CME Group, Inc. (Class A Stock)	1,513,352
5,500	IntercontinentalExchange, Inc.(b)	685,905
307,693	JPMorgan Chase & Co.	12,596,951
15,300	Leucadia National Corp.	521,730
15,476	Moody’s Corp.(a)	593,505
12,300	NASDAQ OMX Group, Inc. (The)(b)	311,190
19,400	NYSE Euronext	664,838

		34,896,797

Diversified Telecommunication Services — 2.7%
459,631	AT&T, Inc.	14,437,010
46,108	CenturyLink, Inc.	1,864,146
72,160	Frontier Communications Corp.	582,331
219,133	Verizon Communications, Inc.	8,158,322
38,977	Windstream Corp.	505,142

		25,546,951

Electric Utilities — 1.7%
38,191	American Electric Power Co., Inc.	1,439,037
101,269	Duke Energy Corp.	1,906,895

26,062	Edison International	1,009,902
15,715	Entergy Corp.	1,073,020
51,056	Exelon Corp.	2,187,239
31,477	FirstEnergy Corp.	1,389,710
32,072	NextEra Energy, Inc.	1,842,857
14,200	Northeast Utilities	499,414
17,400	Pepco Holdings, Inc.	341,562
7,900	Pinnacle West Capital Corp.	352,182
39,952	PPL Corp.	1,111,864
22,358	Progress Energy, Inc.	1,073,408
64,715	Southern Co. (The)	2,613,192

		16,840,282

Electrical Equipment — 0.5%
58,450	Emerson Electric Co.	3,287,812
11,363	Rockwell Automation, Inc.	985,854
7,300	Roper Industries, Inc.	608,090

		4,881,756

Electronic Equipment, Instruments & Components — 0.4%
13,100	Amphenol Corp. (Class A Stock)	707,269
123,297	Corning, Inc.	2,237,841
9,500	FLIR Systems, Inc.	320,245
13,700	Jabil Circuit, Inc.	276,740
9,050	Molex, Inc.	233,218

		3,775,313

Energy Equipment & Services — 2.3%
33,245	Baker Hughes, Inc.	2,412,257
18,200	Cameron International Corp.(a)(b)	915,278
5,400	Diamond Offshore Drilling, Inc.(a)	380,214
17,900	FMC Technologies, Inc.(a)(b)	801,741
71,622	Halliburton Co.	3,652,722
8,800	Helmerich & Payne, Inc.	581,856
21,600	Nabors Industries Ltd.(b)	532,224
33,000	National Oilwell Varco, Inc.	2,580,930
17,800	Noble Corp.	701,498
9,910	Rowan Cos., Inc.(b)	384,607
104,141	Schlumberger Ltd.	8,997,783

		21,941,110

Food & Staples Retailing — 2.3%
33,908	Costco Wholesale Corp.	2,754,686
104,299	CVS Caremark Corp.	3,919,556
49,034	Kroger Co. (The)	1,216,043
28,900	Safeway, Inc.	675,393
15,878	SUPERVALU, Inc.(a)	149,412
44,380	Sysco Corp.	1,383,768
70,378	Walgreen Co.	2,988,250
149,726	Wal-Mart Stores, Inc.	7,956,440

11,500	Whole Foods Market, Inc.	729,675

		21,773,223

Food Products — 1.7%
49,459	Archer-Daniels-Midland Co.	1,491,189
13,947	Campbell Soup Co.(a)	481,869
32,843	ConAgra Foods, Inc.	847,678
11,300	Dean Foods Co.(b)	138,651
48,744	General Mills, Inc.	1,814,252
24,214	H.J. Heinz Co.	1,290,122
12,516	Hershey Co. (The)	711,534
11,200	Hormel Foods Corp.	333,872
9,000	J.M. Smucker Co. (The)	687,960
19,970	Kellogg Co.	1,104,740
135,566	Kraft Foods, Inc. (Class A Stock)	4,775,990
10,600	McCormick & Co., Inc.	525,442
15,265	Mead Johnson Nutrition Co. (Class A Stock)	1,031,151
45,086	Sara Lee Corp.	856,183
24,900	Tyson Foods, Inc. (Class A Stock)	483,558

		16,574,191

Gas Utilities — 0.1%
2,900	Nicor, Inc.	158,746
7,100	ONEOK, Inc.	525,471

		684,217

Healthcare Equipment & Supplies — 1.9%
44,974	Baxter International, Inc.	2,684,498
17,612	Becton, Dickinson and Co.	1,517,626
117,772	Boston Scientific Corp.(b)	813,805
7,012	C.R. Bard, Inc.	770,338
17,786	CareFusion Corp.(b)	483,246
37,500	Covidien PLC	1,996,125
10,700	DENTSPLY International, Inc.	407,456
7,900	Edwards Lifesciences Corp.(b)	688,722
3,100	Intuitive Surgical, Inc.(b)	1,153,541
82,558	Medtronic, Inc.	3,180,960
25,564	St. Jude Medical, Inc.	1,218,891
25,600	Stryker Corp.	1,502,464
9,300	Varian Medical Systems, Inc.(a)(b)	651,186
14,911	Zimmer Holdings, Inc.(b)	942,375

		18,011,233

Healthcare Providers & Services — 2.2%
30,472	Aetna, Inc.	1,343,511
22,200	AmerisourceBergen Corp.(a)	919,080
27,173	Cardinal Health, Inc.	1,234,198
21,491	CIGNA Corp.	1,105,282
11,650	Coventry Health Care, Inc.(b)	424,876
7,500	DaVita, Inc.(b)	649,575

40,700	Express Scripts, Inc.(a)(b)	2,196,986
13,310	Humana, Inc.	1,071,987
7,500	Laboratory Corp. of America Holdings(a)(b)	725,925
20,176	McKesson Corp.	1,687,722
31,468	Medco Health Solutions, Inc.(b)	1,778,571
7,600	Patterson Cos., Inc.	249,964
11,100	Quest Diagnostics, Inc.	656,010
28,772	Tenet Healthcare Corp.(b)	179,537
83,248	UnitedHealth Group, Inc.(a)	4,293,932
28,300	WellPoint, Inc.	2,229,191

		20,746,347

Healthcare Technology — 0.1%
10,200	Cerner Corp.(a)(b)	623,322

Home Builders — 0.1%
20,000	D.R. Horton, Inc.	230,400
10,800	Lennar Corp. (Class A Stock)	196,020
22,711	Pulte Group, Inc.(b)	173,967

		600,387

Hotels, Restaurants & Leisure — 1.7%
33,500	Carnival Corp.	1,260,605
2,300	Chipotle Mexican Grill, Inc.(a)(b)	708,837
11,153	Darden Restaurants, Inc.	554,973
21,600	International Game Technology	379,728
22,370	Marriott International, Inc. (Class A Stock)	793,911
80,630	McDonald’s Corp.	6,798,722
57,300	Starbucks Corp.	2,262,777
14,300	Starwood Hotels & Resorts Worldwide, Inc.	801,372
14,351	Wyndham Worldwide Corp.	482,911
5,700	Wynn Resorts Ltd.	818,178
36,564	Yum! Brands, Inc.	2,019,796

		16,881,810

Household Durables — 0.2%
11,508	Fortune Brands, Inc.	733,865
6,100	Harman International Industries, Inc.	277,977
12,600	Leggett & Platt, Inc.	307,188
23,627	Newell Rubbermaid, Inc.	372,834
5,885	Whirlpool Corp.	478,568

		2,170,432

Household Products — 2.1%
10,432	Clorox Co.	703,534
37,330	Colgate-Palmolive Co.	3,263,015
31,316	Kimberly-Clark Corp.	2,084,393
216,223	Procter & Gamble Co. (The)	13,745,296

		19,796,238

Independent Power Producers & Energy Traders — 0.2%
54,100	AES Corp. (The)(b)	689,234

18,429	Constellation Energy Group, Inc.	699,565
20,300	NRG Energy, Inc.(a)(b)	498,974

		1,887,773

Industrial Conglomerates — 2.6%
55,498	3M Co.	5,263,985
41,800	Danaher Corp.	2,214,982
824,372	General Electric Co.	15,547,656
37,900	Tyco International Ltd.	1,873,397

		24,900,020

Insurance — 3.6%
26,800	ACE Ltd.	1,763,976
36,100	Aflac, Inc.	1,685,148
41,708	Allstate Corp. (The)	1,273,345
29,501	American International Group, Inc.(a)(b)	864,969
24,789	Aon Corp.	1,271,676
8,400	Assurant, Inc.	304,668
134,300	Berkshire Hathaway, Inc. (Class B Stock)(b)	10,393,477
23,068	Chubb Corp.	1,444,287
11,207	Cincinnati Financial Corp.	327,020
37,000	Genworth Financial, Inc. (Class A Stock)(b)	380,360
33,453	Hartford Financial Services Group, Inc. (The)	882,156
23,851	Lincoln National Corp.	679,515
23,917	Loews Corp.	1,006,667
42,140	Marsh & McLennan Cos., Inc.	1,314,347
81,100	MetLife, Inc.	3,557,857
24,800	Principal Financial Group, Inc.(a)	754,416
51,516	Progressive Corp. (The)	1,101,412
37,300	Prudential Financial, Inc.(c)	2,371,907
6,215	Torchmark Corp.	398,630
34,111	Travelers Cos., Inc. (The)	1,991,400
24,126	Unum Group	614,731
23,100	XL Group PLC (Class A Stock)	507,738

		34,889,702

Internet & Catalog Retail — 0.9%
26,900	Amazon.com, Inc.(b)	5,500,781
17,300	Expedia, Inc.(a)	501,527
2,800	NetFlix, Inc.(a)(b)	735,532
3,700	priceline.com, Inc.(b)	1,894,141

		8,631,981

Internet Software & Services — 1.6%
15,500	Akamai Technologies, Inc.(b)	487,785
87,600	eBay, Inc.(b)	2,826,852
19,400	Google, Inc. (Class A Stock)(b)	9,823,772
8,400	Monster Worldwide, Inc.(a)(b)	123,144
14,600	VeriSign, Inc.	488,516
101,200	Yahoo!, Inc.(b)	1,522,048

		15,272,117

IT Services — 3.1%
37,778	Automatic Data Processing, Inc.	1,990,145
23,300	Cognizant Technology Solutions Corp. (Class A Stock)(b)	1,708,822
12,751	Computer Sciences Corp.	484,028
18,500	Fidelity National Information Services, Inc.	569,615
11,600	Fiserv, Inc.(b)	726,508
94,234	International Business Machines Corp.	16,165,843
7,700	MasterCard, Inc. (Class A Stock)	2,320,318
26,125	Paychex, Inc.	802,560
21,600	SAIC, Inc.(b)	363,312
11,400	Teradata Corp.(b)	686,280
15,371	Total System Services, Inc.	285,593
37,400	Visa, Inc. (Class A Stock)	3,151,324
49,852	Western Union Co. (The)	998,535

		30,252,883

Leisure Equipment & Products — 0.1%
9,654	Hasbro, Inc.	424,100
28,113	Mattel, Inc.	772,827

		1,196,927

Life Sciences Tools & Services — 0.5%
27,398	Agilent Technologies, Inc.(b)	1,400,312
14,452	Life Technologies Corp.(a)(b)	752,515
9,670	PerkinElmer, Inc.	260,220
29,802	Thermo Fisher Scientific, Inc.(b)	1,918,951
7,600	Waters Corp.(b)	727,624

		5,059,622

Machinery — 2.2%
49,456	Caterpillar, Inc.	5,265,086
15,116	Cummins, Inc.	1,564,355
32,580	Deere & Co.	2,686,221
15,262	Dover Corp.	1,034,763
27,708	Eaton Corp.	1,425,577
4,400	Flowserve Corp.	483,516
38,636	Illinois Tool Works, Inc.	2,182,548
24,700	Ingersoll-Rand PLC(a)	1,121,627
7,300	Joy Global, Inc.	695,252
28,264	PACCAR, Inc.	1,444,008
8,404	Pall Corp.	472,557
13,238	Parker Hannifin Corp.	1,187,978
4,542	Snap-On, Inc.	283,784
13,188	Stanley Black & Decker, Inc.	950,195

		20,797,467

Media — 3.2%
17,500	Cablevision Systems Corp. (Class A Stock)	633,675
52,476	CBS Corp. (Class B Stock)	1,495,041
214,985	Comcast Corp. (Class A Stock)	5,447,720
59,000	DIRECTV (Class A Stock)(b)	2,998,380

21,200	Discovery Communications, Inc. (Class A Stock)(b)	868,352
18,489	Gannett Co., Inc.	264,763
34,888	Interpublic Group of Cos., Inc.	436,100
23,600	McGraw-Hill Cos., Inc. (The)	989,076
178,900	News Corp. (Class A Stock)	3,166,530
21,634	Omnicom Group, Inc.	1,041,893
7,500	Scripps Networks Interactive, Inc. (Class A Stock)	366,600
81,174	Time Warner, Inc.(a)	2,952,298
26,681	Time Warner Cable, Inc.	2,082,185
45,576	Viacom, Inc. (Class B Stock)	2,324,376
147,113	Walt Disney Co. (The)	5,743,292
400	Washington Post Co. (The) (Class B Stock)(a)	167,580

		30,977,861

Metals & Mining — 1.1%
6,000	AK Steel Holding Corp.	94,560
83,644	Alcoa, Inc.	1,326,594
6,618	Allegheny Technologies, Inc.(a)	420,044
10,900	Cliffs Natural Resources, Inc.	1,007,705
73,092	Freeport-McMoRan Copper & Gold, Inc.	3,866,567
38,197	Newmont Mining Corp.	2,061,492
24,512	Nucor Corp.	1,010,385
5,500	Titanium Metals Corp.	100,760
9,809	United States Steel Corp.(a)	451,606

		10,339,713

Multiline Retail — 0.7%
5,424	Big Lots, Inc.(b)	179,805
10,500	Family Dollar Stores, Inc.	551,880
15,184	J.C. Penney Co., Inc.	524,455
24,300	Kohl’s Corp.	1,215,243
34,782	Macy’s, Inc.	1,017,026
13,400	Nordstrom, Inc.	628,996
2,907	Sears Holdings Corp.(a)(b)	207,676
55,682	Target Corp.	2,612,043

		6,937,124

Multi-Utilities — 1.2%
18,769	Ameren Corp.	541,298
28,579	CenterPoint Energy, Inc.	553,004
16,900	CMS Energy Corp.	332,761
22,251	Consolidated Edison, Inc.	1,184,643
45,104	Dominion Resources, Inc.	2,177,170
13,087	DTE Energy Co.	654,612
6,208	Integrys Energy Group, Inc.	321,823
24,000	NiSource, Inc.	486,000
29,752	PG&E Corp.	1,250,476
38,794	Public Service Enterprise Group, Inc.	1,266,236
8,200	SCANA Corp.	322,834
18,598	Sempra Energy	983,462
15,900	TECO Energy, Inc.	300,351

18,800	Wisconsin Energy Corp.	589,380
35,383	Xcel Energy, Inc.	859,807

		11,823,857

Office Electronics — 0.1%
112,100	Xerox Corp.	1,166,961

Oil, Gas & Consumable Fuels — 10.0%
17,552	Alpha Natural Resources, Inc.(b)	797,563
38,836	Anadarko Petroleum Corp.	2,981,051
29,548	Apache Corp.	3,645,928
7,900	Cabot Oil & Gas Corp.	523,849
50,200	Chesapeake Energy Corp.	1,490,438
155,692	Chevron Corp.	16,011,365
111,457	ConocoPhillips	8,380,452
17,500	Consol Energy, Inc.	848,400
30,900	Denbury Resources, Inc.(b)	618,000
33,900	Devon Energy Corp.	2,671,659
56,304	El Paso Corp.	1,137,341
19,800	EOG Resources, Inc.	2,070,090
11,600	EQT Corp.	609,232
383,802	Exxon Mobil Corp.	31,233,807
24,134	Hess Corp.	1,804,258
56,578	Marathon Oil Corp.	2,980,529
15,000	Murphy Oil Corp.	984,900
10,400	Newfield Exploration Co.(b)	707,408
13,700	Noble Energy, Inc.	1,227,931
62,876	Occidental Petroleum Corp.	6,541,619
20,200	Peabody Energy Corp.	1,189,982
8,800	Pioneer Natural Resources Co.	788,216
12,700	QEP Resources, Inc.	531,241
11,600	Range Resources Corp.	643,800
27,500	Southwestern Energy Co.(b)	1,179,200
50,284	Spectra Energy Corp.	1,378,284
9,328	Sunoco, Inc.(a)	389,071
10,000	Tesoro Corp.(b)	229,100
43,100	Valero Energy Corp.	1,102,067
45,792	Williams Cos., Inc. (The)	1,385,208

		96,081,989

Paper & Forest Products — 0.2%
35,484	International Paper Co.	1,058,133
14,135	MeadWestvaco Corp.	470,837

		1,528,970

Personal Products — 0.2%
31,944	Avon Products, Inc.	894,432
9,300	Estee Lauder Cos., Inc. (The)(Class A Stock)	978,267

		1,872,699

Pharmaceuticals — 5.5%
120,974	Abbott Laboratories	6,365,652
23,264	Allergan, Inc.	1,936,728
131,179	Bristol-Myers Squibb Co.	3,798,944
78,897	Eli Lilly & Co.	2,961,004
22,400	Forest Laboratories, Inc.(b)	881,216
12,507	Hospira, Inc.(b)	708,647
211,569	Johnson & Johnson	14,073,570
238,133	Merck & Co., Inc.	8,403,713
31,700	Mylan, Inc.(b)	782,039
616,823	Pfizer, Inc.	12,706,554
9,700	Watson Pharmaceuticals, Inc.(a)(b)	666,681

		53,284,748

Professional Services — 0.1%
3,600	Dun & Bradstreet Corp. (The)	271,944
9,430	Equifax, Inc.	327,410
10,400	Robert Half International, Inc.	281,112

		880,466

Real Estate Investment Trusts — 1.6%
9,080	Apartment Investment & Management Co. (Class A Stock)	231,812
6,611	AvalonBay Communities, Inc.	848,853
11,200	Boston Properties, Inc.	1,188,992
22,000	Equity Residential	1,320,000
30,100	HCP, Inc.	1,104,369
14,700	Health Care REIT, Inc.(a)	770,721
51,336	Host Hotels & Resorts, Inc.(a)	870,145
31,000	Kimco Realty Corp.	577,840
10,400	Plum Creek Timber Co., Inc.(a)	421,616
32,737	ProLogis, Inc.	1,173,294
11,200	Public Storage	1,276,912
23,139	Simon Property Group, Inc.	2,689,446
11,700	Ventas, Inc.(a)	616,707
12,584	Vornado Realty Trust	1,172,577
42,759	Weyerhaeuser Co.	934,712

		15,197,996

Real Estate Management & Development — 0.1%
21,600	C.B. Richard Ellis Group, Inc. (Class A Stock)(b)	542,376

Road & Rail — 0.9%
89,118	CSX Corp.	2,336,674
27,311	Norfolk Southern Corp.	2,046,413
3,721	Ryder System, Inc.	211,539
37,858	Union Pacific Corp.	3,952,375

		8,547,001

Semiconductors & Semiconductor Equipment — 2.3%
43,124	Advanced Micro Devices, Inc.(a)(b)	301,437

24,300	Altera Corp.	1,126,305
23,600	Analog Devices, Inc.	923,704
103,088	Applied Materials, Inc.	1,341,175
35,200	Broadcom Corp. (Class A Stock)	1,184,128
3,500	First Solar, Inc.(a)(b)	462,945
420,288	Intel Corp.	9,313,582
13,620	KLA-Tencor Corp.	551,337
17,500	Linear Technology Corp.	577,850
49,844	LSI Corp.(b)	354,889
15,300	MEMC Electronic Materials, Inc.(b)	130,509
14,200	Microchip Technology, Inc.(a)	538,322
63,616	Micron Technology, Inc.(b)	475,848
17,552	National Semiconductor Corp.	431,955
6,900	Novellus Systems, Inc.(a)(b)	249,366
45,800	NVIDIA Corp.(b)	729,823
14,100	Teradyne, Inc.(a)(b)	208,680
91,352	Texas Instruments, Inc.	2,999,086
16,900	Xilinx, Inc.	616,343

		22,517,284

Software — 3.6%
38,840	Adobe Systems, Inc.(b)	1,221,518
17,820	Autodesk, Inc.(b)	687,852
13,100	BMC Software, Inc.(b)	716,570
28,858	CA, Inc.	659,117
14,600	Citrix Systems, Inc.(b)	1,168,000
16,600	Compuware Corp.(b)	162,016
23,300	Electronic Arts, Inc.(b)	549,880
22,400	Intuit, Inc.(b)	1,161,664
574,312	Microsoft Corp.	14,932,112
299,940	Oracle Corp.	9,871,025
16,200	Red Hat, Inc.(b)	743,580
8,250	Salesforce.com, Inc.(a)(b)	1,229,085
60,217	Symantec Corp.(b)	1,187,479

		34,289,898

Specialty Retail — 1.8%
5,600	Abercrombie & Fitch Co. (Class A Stock)	374,752
4,423	AutoNation, Inc.(a)(b)	161,926
1,800	AutoZone, Inc.(b)	530,730
20,500	Bed Bath & Beyond, Inc.(b)	1,196,585
26,600	Best Buy Co., Inc.	835,506
15,000	CarMax, Inc.(a)(b)	496,050
11,700	GameStop Corp. (Class A Stock)(a)(b)	312,039
33,513	Gap, Inc. (The)(a)	606,585
123,384	Home Depot, Inc. (The)	4,468,968
22,022	Limited Brands, Inc.	846,746
102,896	Lowe’s Cos., Inc.	2,398,506
10,100	O’Reilly Automotive, Inc.(b)	661,651
9,400	Ross Stores, Inc.	753,128

58,625	Staples, Inc.	926,275
7,900	Tiffany & Co.	620,308
31,732	TJX Cos., Inc.	1,666,882
9,200	Urban Outfitters, Inc.(a)(b)	258,980

		17,115,617

Textiles, Apparel & Luxury Goods — 0.6%
22,400	Coach, Inc.	1,432,032
30,276	NIKE, Inc. (Class B Stock)	2,724,234
4,800	Polo Ralph Lauren Corp.	636,528
6,134	V.F. Corp.(a)	665,907

		5,458,701

Thrifts & Mortgage Finance — 0.1%
40,900	Hudson City Bancorp, Inc.	334,971
26,700	People’s United Financial, Inc.	358,848

		693,819

Tobacco — 1.6%
161,779	Altria Group, Inc.	4,272,583
11,060	Lorillard, Inc.	1,204,102
138,579	Philip Morris International, Inc.	9,252,920
26,200	Reynolds American, Inc.	970,710

		15,700,315

Trading Companies & Distributors — 0.1%
22,000	Fastenal Co.(a)	791,780
4,574	W.W. Grainger, Inc.	702,795

		1,494,575

Wireless Telecommunication Services — 0.3%
30,000	American Tower Corp. (Class A Stock)(b)	1,569,900
20,000	MetroPCS Communications, Inc.(b)	344,200
234,774	Sprint Nextel Corp.(b)	1,265,432

		3,179,532

	TOTAL LONG-TERM INVESTMENTS (cost $479,638,471)	930,049,220

SHORT-TERM INVESTMENTS — 6.9%
Affiliated Money Market Mutual Fund — 6.6%
63,400,594	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $63,400,594; includes $35,073,918 of cash collateral received for securities on loan)(d)(e)	63,400,594

Principal Amount (000)
U.S. TREASURY SECURITY — 0.3%
$ 2,500	U.S. Treasury Bill, 0.130%, 09/15/11 (cost $2,499,314)(f)(g)	2,499,895

	TOTAL SHORT-TERM INVESTMENTS (cost $65,899,908)	65,900,489

	TOTAL INVESTMENTS — 103.6% (cost $545,538,379)(h)	995,949,709
	LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (3.6%)	(34,465,899)

	NET ASSETS — 100.0%	$961,483,810

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,535,400; cash collateral of $35,073,918 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Affiliated security.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$561,623,396	$460,387,786	$(26,061,473)	$434,326,313

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

(i)	Liabilities in excess of other assets include net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation(1)
	Long Positions:
23	S&P 500 E-mini Futures	Sep. 2011	$1,457,974	$1,512,825	$54,851
91	S&P 500 Index Futures	Sep. 2011	28,929,003	29,927,625	998,622

					$1,053,473

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$930,049,220	$—	$—
U.S. Treasury Security	—	2,499,895	—
Affiliated Money Market Mutual Fund	63,400,594	—	—
Other Financial Instruments*
Futures	1,053,473	—	—

Total	$994,503,287	$2,499,895	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 18, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 18, 2011

*	Print the name and title of each signing officer under his or her signature.